OTHER INCOME - Disclosure of other income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Income [Abstract]
Management fee income	$ 1,180	$ 1,198
Other operating income, net	303	297
Other income	$ 1,483	$ 1,495